Accumulated Other Comprehensive Income (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income
Schedule of changes in accumulated other comprehensive income (AOCI)

	Six Months Ended June 30,
	2019	2018
	(in thousands)
Balance as of January 1	$(563)	$2,993
Effect of equity accounting guidance adoption	—	(3,215)
Beginning Balance	(563)	(222)
Other comprehensive income (loss) before reclassification	6,444	(1,137)
Federal income taxes	(917)	28
Other comprehensive income (loss) before reclassification, net of tax	5,527	(1,109)
Amounts reclassified from AOCI	(53)	146
Federal income taxes	11	(27)
Amounts reclassified from AOCI, net of tax	(42)	119
Other comprehensive income (loss)	5,485	(990)
Balance at end of period	$4,922	$(1,212)

	December 31,
	2018	2017	2016
	(in thousands)
Balance as of January 1	$2,993	$1,017	$(459)
Effect of equity accounting guidance adoption	(3,215)	—	—
Beginning Balance	(222)	1,017	(459)
Other comprehensive (loss) income before reclassification	(740)	2,834	2,708
Federal income (taxes) benefit	76	(772)	(899)
Other comprehensive (loss) income before reclassification, net of tax	(664)	2,062	1,809
Amounts reclassified from AOCI	399	(608)	(499)
Federal income (taxes) benefit	(76)	68	166
Amounts reclassified from AOCI, net of tax	323	(540)	(333)
Other comprehensive (loss) income	(341)	1,522	1,476
Effect of new tax rates from Tax Reform	—	454	—
Balance as of December 31	$(563)	$2,993	$1,017